Lease	12 Months Ended
Dec. 31, 2023
Lease [Abstract]
Lease
5.	Lease

The following table presents balances reported in the consolidated balance sheets related to the Group’s leases:

	As of December 31, 2022	As of December 31, 2023
	RMB	RMB
Right-of-use assets	2,207	183
Lease liabilities	2,035	140

The following table presents operating lease cost reported in the consolidated statements of operations and comprehensive (loss) income related to the Group’s leases:

	As of December 31, 2022	As of December 31, 2023
	RMB	RMB
Operating lease cost	714	1,170
Short-term lease cost	7,821	4,691
Total	8,535	5,861

The following table reconciles the undiscounted cash flows of the Group’s leases as of December 31, 2022 and December 31, 2023 to the present value of its operating lease payments:

	As of December 31, 2022	As of December 31, 2023
	RMB	RMB
2023	1,295	—
2024	804	114
2025	—	19
2026	—	10
Total undiscounted operating lease payments	2,099	143
Less: imputed interest	(64)	(3)
Present value of lease liabilities	2,035	140

As of December 31, 2023, the weighted-average remaining lease term on these leases is approximately two years and the weighted-average discount rate used to measure the lease liabilities is approximately 3.56%. For the year ended December 31, 2023, the operating lease cost was RMB1,170, including the amortization expenses of right-of-use assets RMB1,118 and the interest expenses of lease liabilities RMB52.